Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash and Cash Equivalents

	2018	2017
Checking and saving accounts	$121,799	$208,440
Time deposits of no more than ninety days	34,000	30,000
Cash on hand	359	352

	$156,158	$238,792